PRESIDENT'S MESSAGE

Dear Investor:

I'm pleased to present the Semi-Annual Report to Shareholders for Federated U.S. Government Securities Fund: 5-10 Years. The Report covers the six-month period ended August 31, 1996 and includes an investment review by the fund's portfolio manager, a complete list of portfolio holdings, and the financial statements.

This mutual fund, which began operation in September 1995, pursues total return and income through the relative safety of a U.S. government portfolio.*

During the six-month reporting period, the fund's Institutional Shares and Institutional Service Shares each paid income totaling $0.29 and $0.28 per share, respectively. Rising interest rates had a negative impact on the fund's share price, which in turn influenced the fund's total return of (1.15%) for Institutional Shares and (1.32%) for Institutional Service Shares.** Total net assets reached $10 million on August 31, 1996.

Thank you for participating in Federated U.S. Government Securities Fund:
5-10 Years. We welcome your comments and questions.

Sincerely,

[Graphic]

Glen R. Johnson
President
October 15, 1996

* Fund shares are not guaranteed by the U.S. government and their value will fluctuate with market conditions.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

Federated U.S. Government Securities Fund: 5-10 Years represents a fully-invested participation in U.S. Treasury and government agency obligations which have an average maturity of 5 to 10 years. Since the fund's February 29, 1996 fiscal year end, the fund has remained fully invested in U.S. Treasury securities.

Fixed income performance year to date 1996 has been quite the opposite of that in 1995. At the end of January, the Federal Reserve (the "Fed") had just lowered the federal funds target rate for the third time to 5.25% in response to a moderating economy and reduced inflationary pressures. But by mid-February, market sentiment soured and interest rates increased steadily all along the yield curve in response to stronger economic growth and heightened inflation fears. Although the Fed's monetary policy has remained on hold since January 31, 1996, short to intermediate-term rates have increased more than long-term rates as the market dramatically transitioned from pricing in aggressive Fed easing to the possibility of Fed tightening. During the fund's semi-annual reporting period, the coupon curve flattened as yields on Treasury securities maturing in 2 to 5 years increased more than 10 to 30-year Treasury yields; specifically, the 5-year Treasury note yield increased from 5.73% at the end of February 1996 to 6.73% at the end of August 1996 while the 10-year Treasury note yield increased from 6.10% to 6.94%. The fund's Institutional Shares' and Institutional Service Shares' net total returns for the six months ending August 31, 1996, were (1.15%) and (1.32%),* respectively, compared to (1.42%) for the Merrill Lynch 5-10 Year Treasury Index.**

Although the economy is expected to grow, it is not expected to accelerate enough to warrant aggressive tightening of monetary policy. Therefore, given the increase in rates and the likelihood that the recent strength in the economy will not be sustained, the fund's average maturity/duration was lengthened from a more defensive toward a more neutral posture of 7.5/5.5 years currently. Also, given that further flattening of the yield curve was expected to be limited, the fund's portfolio was shifted from a barbelled toward a more laddered structure.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Merrill Lynch 5-10 Year Treasury Index is an unmanaged index tracking
   U.S. Treasury securities with maturities between 5 and 9.99 years. Investments cannot be made in an index.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                                                      VALUE
   U.S. TREASURY OBLIGATIONS--90.3%
               U.S. TREASURY BONDS -- 10.2%
 $   200,000   10.75%, 2/15/2003                                                                           $   240,176
     625,000   10.75%, 8/15/2005                                                                               780,638
                 Total                                                                                       1,020,814
               U.S. TREASURY NOTES -- 80.1%
     400,000   6.375%, 3/31/2001                                                                               394,736
     700,000   6.375%, 8/15/2002                                                                               686,378
      50,000   6.25%, 2/15/2003                                                                                 48,525
     925,000   5.75%, 8/15/2003                                                                                869,250
     800,000   5.875%, 2/15/2004                                                                               753,880
     750,000   7.25%, 8/15/2004                                                                                765,600
     725,000   7.50%, 2/15/2005                                                                                750,933
   1,400,000   6.50%, 8/15/2005                                                                              1,359,176
   1,500,000   6.875%, 5/15/2006                                                                             1,491,825
     900,000   7.00%, 7/15/2006                                                                                903,672
                 Total                                                                                       8,023,975
                 TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $9,364,163)                                9,044,789
 (A)REPURCHASE AGREEMENT--9.2%
     920,000   BT Securities Corp., 5.27%, dated 8/30/1996, due 9/3/1996
               (AT AMORTIZED COST)                                                                             920,000
                 TOTAL INVESTMENTS (IDENTIFIED COST $10,284,163)(B)                                        $ 9,964,789

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $10,284,163. The unrealized depreciation of investments on a federal tax basis amounts to $319,374 at August 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($10,012,564) at August 31, 1996.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $10,284,163)                   $  9,964,789
 Cash                                                                                                     4,270
 Income receivable                                                                                       69,223
 Receivable for shares sold                                                                               8,258
 Prepaid expenses                                                                                        17,370
   Total assets                                                                                      10,063,910
 LIABILITIES:
 Income distribution payable                                                         $ 51,346
   Total liabilities                                                                                     51,346
 NET ASSETS for 1,046,757 shares outstanding                                                       $ 10,012,564
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $ 10,396,564
 Net unrealized depreciation of investments                                                            (319,374)
 Accumulated net realized loss on investments                                                           (64,626)
   Total Net Assets                                                                                $ 10,012,564
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $8,939,755 \ 934,601 shares outstanding                                                                  $9.57
 INSTITUTIONAL SERVICE SHARES:
 $1,072,809 \ 112,156 shares outstanding                                                                  $9.57


(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                             $  253,429
 EXPENSES:
 Investment advisory fee                                                               $  20,490
 Administrative personnel and services fee                                                78,137
 Custodian fees                                                                           10,680
 Transfer and dividend disbursing agent fees and expenses                                 16,392
 Directors'/Trustees' fees                                                                 1,350
 Auditing fees                                                                             6,492
 Legal fees                                                                                2,638
 Portfolio accounting fees                                                                29,387
 Distribution services fee -- Institutional Service Shares                                 1,326
 Shareholder services fee -- Institutional Shares                                          8,919
 Shareholder services fee -- Institutional Service Shares                                  1,326
 Share registration costs                                                                 17,180
 Printing and postage                                                                      6,000
 Insurance premiums                                                                        2,700
 Miscellaneous                                                                             4,970
   Total expenses                                                                        207,987
 Waivers and reimbursements --
   Waiver of investment advisory fee                                    $ (20,490)
   Waiver of shareholder services fee -- Institutional Shares              (8,919)
   Waiver of shareholder services fee -- Institutional Service Shares        (849)
   Reimbursement of other operating expenses                             (171,238)
     Total waivers and reimbursements                                                   (201,496)
       Net expenses                                                                                        6,491
         Net investment income                                                                           246,938
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                        (65,164)
 Net change in unrealized depreciation of investments                                                   (225,979)
  Net realized and unrealized loss on investments                                                       (291,143)
    Change in net assets resulting from operations                                                    $  (44,205)


(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS           PERIOD
                                                                                   ENDED             ENDED
                                                                                (UNAUDITED)        FEBRUARY 29,
                                                                               AUGUST 31, 1996       1996(A)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                        $    246,938       $    51,106
 Net realized gain (loss) on investments ($65,164 net loss and
 $538 net gain, respectively, as computed for federal tax purposes)                (65,164)              538
 Net change in unrealized appreciation (depreciation)                             (225,979)          (93,395)
   Change in net assets resulting from operations                                  (44,205)          (41,751)
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                           (216,799)          (39,322)
   Institutional Service Shares                                                    (30,139)          (11,784)
     Change in net assets resulting from distributions to shareholders            (246,938)          (51,106)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                                    5,962,614         5,281,115
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                            116,487            23,501
 Cost of shares redeemed                                                        (1,002,645)          (84,508)
   Change in net assets resulting from share transactions                        5,076,456         5,220,108
     Change in net assets                                                        4,785,313         5,127,251
 NET ASSETS:
 Beginning of period                                                             5,227,251           100,000
 End of period                                                                $ 10,012,564       $ 5,227,251


(a) For the period from September 5, 1995 (start of business) to February 29, 1996.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               SIX MONTHS
                                                                                  ENDED            PERIOD
                                                                               (UNAUDITED)          ENDED
                                                                                AUGUST 31,        FEBRUARY 29,
                                                                                  1996              1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $  9.98            $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                           0.29              0.21
   Net realized and unrealized gain (loss) on investments                         (0.41)            (0.02)
   Total from investment operations                                               (0.12)             0.19
 LESS DISTRIBUTIONS
   Distributions from net investment income                                       (0.29)            (0.21)
 NET ASSET VALUE, END OF PERIOD                                                 $  9.57            $ 9.98
 TOTAL RETURN(B)                                                                  (1.15%)            1.85%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                        0.11%*            0.11%*
   Net investment income                                                           6.08%*            5.75%*
   Expense waiver/reimbursement(c)                                                 4.93%*           12.26%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                       $8,940            $4,181
   Portfolio turnover                                                                96%               29%


* Computed on an annualized basis.

(a) Reflects operations for the period from October 19, 1995 (date of initial public investment) to February 29, 1996. For the period from September 5, 1995 (start of business) to October 18, 1995, the investment income was distributed to the Trust's Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               SIX MONTHS
                                                                                  ENDED             PERIOD
                                                                               (UNAUDITED)          ENDED
                                                                                AUGUST 31,        FEBRUARY 29,
                                                                                   1996             1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                            $ 9.98            $10.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                           0.28              0.20
   Net realized and unrealized gain (loss) on investments                         (0.41)            (0.02)
   Total from investment operations                                               (0.13)             0.18
 LESS DISTRIBUTIONS
   Distributions from net investment income                                       (0.28)            (0.20)
 NET ASSET VALUE, END OF PERIOD                                                  $ 9.57            $ 9.98
 TOTAL RETURN(B)                                                                  (1.32%)            1.75%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                        0.45%*            0.45%*
   Net investment income                                                           5.68%*            5.25%*
   Expense waiver/reimbursement(c)                                                 4.84%*           12.17%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                       $1,073            $1,046
   Portfolio turnover                                                                96%               29%


* Computed on an annualized basis.

(a) Reflects operations for the period from October 19, 1995 (date of initial public offering) to February 29, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996 (UNAUDITED)

1. ORGANIZATION

Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                SIX MONTHS                 PERIOD ENDED
                                                                  ENDED                      FEBRUARY 29,
                                                               AUGUST 31, 1996                 1996(A)
 INSTITUTIONAL SHARES                                       SHARES       AMOUNT         SHARES         AMOUNT
 Shares sold                                                609,164    $ 5,910,934      415,936    $ 4,226,665
 Shares issued to shareholders in payment of
 distributions declared                                       9,469         91,651        1,169         11,782
 Shares redeemed                                           (102,904)      (998,097)      (8,233)       (83,503)
   Net change resulting from Institutional Shares
   transactions                                             515,729    $ 5,004,488      408,872    $ 4,154,944


(a) Reflects operations from October 19, 1995 (date of initial public investment) to February 29, 1996.

                                                                SIX MONTHS                 PERIOD ENDED
                                                                  ENDED                      FEBRUARY 29,
                                                               AUGUST 31, 1996                 1996(B)
 INSTITUTIONAL SERVICE SHARES                               SHARES       AMOUNT         SHARES      AMOUNT
 Shares sold                                                  5,303       $ 51,680      103,710    $ 1,054,450
 Shares issued to shareholders in payment of
 distributions declared                                       2,562         24,836        1,153         11,719
 Shares redeemed                                               (472)        (4,548)        (100)        (1,005)
   Net change resulting from Institutional Service
   Shares transactions                                        7,393         71,968      104,763    $ 1,065,164
   Net change resulting from share transactions             523,122    $ 5,076,456      513,635    $ 5,220,108


(b) Reflects operations from October 19, 1995 (date of initial public offering) to February 29, 1996.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that Institutional Service Shares may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $35,000 were borne initially by FServ. The Trust has agreed to reimburse FServ for the organizational expenses during the five-year period following effective date. For the period ended August 31, 1996, the Trust paid $4,472 pursuant to this agreement.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1996, were as follows:

PURCHASES                                            $ 7,073,977
SALES                                                $ 9,448,955


TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
Glen R. Johnson
President
J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
Vice President
Douglas L. Hein
Assistant Treasurer
S. Elliott Cohan
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED
U.S. GOVERNMENT
SECURITIES FUND:
5-10 YEARS

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
AUGUST 31, 1996

Federated Investors
[Graphic]
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 31428S107
Cusip 31428S206
G01393-01 (10/96)